Property, Plant and Equipment	6 Months Ended
Mar. 31, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

7. PROPERTY, PLANT AND EQUIPMENT

During the six months ended March 31, 2026 and 2025, the Company acquired property, plant and equipment with costs of €54.9 million and €33.0 million, respectively. €18.0 million of the additions during the six months ended March 31, 2026 relate to the acquisition of the production and logistics facility in Wittichenau, Germany. Additionally €0.6 million of the additions relate to the acquisition of Birkenstock Australia. See Note 6 - Business combination. The remainder predominately relates to capital expenditures in the production facilities in Arouca, Portugal, Pasewalk, Germany, and Görlitz, Germany.